Note 8 - Fair Value Instruments Carried At Cost - Sales (Details) - Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed [Member] - Financial Assets Available for sale Category [Member] - EUR (€)
€ in Millions
12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurement Of Assets Sales Line Items
Sales Fair Value Measurement Assets	€ 21	€ 201	€ 33
Carrying value assets at sale date	15	58	22
Changes in FV recognized in P&L Assets	€ 6	€ 142	€ 11